Property and Equipment - Schedule of Property and Equipment (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 02, 2013		Jan. 28, 2012
Cost And Accumulated Depreciation And Amortization Of Property Plant And Equipment [Line Items]
Total property and equipment	$ 238,211		$ 185,592
Accumulated depreciation and amortization	126,805		102,034
Equipment under capital leases [Member]
Cost And Accumulated Depreciation And Amortization Of Property Plant And Equipment [Line Items]
Total property and equipment	8,879	[1]	13,918	[1]
Accumulated depreciation and amortization	6,800		8,500
Construction in progress [Member]
Cost And Accumulated Depreciation And Amortization Of Property Plant And Equipment [Line Items]
Total property and equipment	$ 25,900		$ 9,100

[1]	Accumulated depreciation and amortization include accumulated amortization related to equipment under capital leases of $6.8 million and $8.5 million as of February 2, 2013, and January 28, 2012, respectively.